Expense Example - Harbor Robeco Global Conservative Equities Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years	Investor Class One Year	Investor Class Three Years	Investor Class Five Years	Investor Class Ten Years
USD ($)	41	259	494	1,170	49	284	537	1,263	75	362	671	1,549	86	397	730	1,672